United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/2011

Date of Reporting Period:  Quarter ended 01/31/2011

Item 1.                      Schedule of Investments

Federated Alabama Municipal Cash Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 100.2%;1,2
	Alabama – 100.2%
$2,000,000	Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.290%, 2/3/2011	2,000,000
3,215,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.420%, 2/3/2011	3,215,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.330%, 2/3/2011	3,470,000
3,400,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/3/2011	3,400,000
515,000	Alexander, AL IDB Weekly VRDNs (Wellborn Forest Products, Inc.)/(Compass Bank, Birmingham LOC), 1.150%, 2/3/2011	515,000
1,355,000	Alexander, AL IDB Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 1.000%, 2/3/2011	1,355,000
1,150,000	Anniston, AL Waterworks & Sewer Board, (Series 2010), 2.00% Bonds, 6/1/2011	1,154,317
2,880,000	Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC), 0.520%, 2/3/2011	2,880,000
2,065,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.370%, 2/3/2011	2,065,000
1,200,000	Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.000%, 2/3/2011	1,200,000
1,350,000	Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC), 0.410%, 2/3/2011	1,350,000
893,000	Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 2/3/2011	893,000
2,000,000	Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.910%, 2/2/2011	2,000,000
3,000,000	Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.310%, 2/4/2011	3,000,000
1,000,000	Birmingham, AL, GO Refunding Warrants (Series 2006-A), 4.00% Bonds, 4/1/2011	1,005,539
3,400,000	Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.360%, 2/3/2011	3,400,000
7,400,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.490%, 2/3/2011	7,400,000
8,760,000	Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.750%, 2/3/2011	8,760,000
4,795,000	Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.400%, 2/2/2011	4,795,000
2,000,000	Hoover, AL, GO Warrants (Series 2010), 2.00% Bonds, 3/1/2011	2,002,527
875,000	Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.510%, 2/4/2011	875,000
1,525,000	Huntsville, AL, (Series 2010-A), 3.00% Bonds, 9/1/2011	1,547,943
1,200,000	Huntsville, AL, GO School Refunding Warrants (Series 2005-B), 5.50% Bonds (Assured Guaranty Municipal Corp. INS), 2/1/2011	1,200,000
2,400,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recyclying, LLC)/(Comerica Bank LOC), 0.350%, 2/3/2011	2,400,000
3,000,000	Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.290%, 2/3/2011	3,000,000
3,000,000	Mobile, AL Downtown Redevelopment Authority, (Series 2009) Weekly VRDNs (Austal USA, LLC)/(Westpac Banking Corp. Ltd., Sydney LOC), 0.300%, 2/3/2011	3,000,000
4,000,000	Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.270%, 2/1/2011	4,000,000
5,000,000	Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.000% TOBs (Alabama Power Co.), Mandatory Tender 8/16/2011	5,000,000
3,000,000	Mobile, AL Special Care Facilities Financing Authority, (Series 2010-B) Weekly VRDNs (Infirmary Health Systems, Inc.)/(Deutsche Bank AG LOC), 0.260%, 2/2/2011	3,000,000
700,000	Montgomery County, AL, Warrants (Series A), 2.00% Bonds, 11/1/2011	707,804
5,000,000	Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.290%, 2/3/2011	5,000,000
1,040,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.490%, 2/3/2011	1,040,000
4,100,000	Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.400%, 2/2/2011	4,100,000
1,500,000	Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/2/2011	1,500,000
4,000,000	Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/2/2011	4,000,000
3,000,000	Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 1.000%, 2/3/2011	3,000,000
1

Principal Amount		Value
$5,000,000	Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.330%, 2/3/2011	5,000,000
1,820,000	Tuscaloosa, AL, Warrants (Series 2010-B), 2.00% Bonds, 2/15/2011	1,820,888
410,000	Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/4/2011	410,000
	TOTAL MUNICIPAL INVESTMENTS — 100.2% (AT AMORTIZED COST)[3]	106,462,018
	OTHER ASSETS AND LIABILITIES - NET — (0.2)%[4]	(240,037)
	TOTAL NET ASSETS — 100%	$106,221,981

Securities that are subject to the federal alternative minimum tax (AMT) represent 38.9% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
98.1%	1.9%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

2

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

3

Federated Arizona Municipal Cash Trust
Portfolio of Investments
January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS - 95.5%1,2
		Arizona - 95.5%
$400,000	3,4	Arizona School Facilities Board, Floater Certificates (Series 2008-3199X) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank LIQ), 0.300%, 2/3/2011	$400,000
400,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.560%, 2/3/2011	400,000
471,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.490%, 2/3/2011	471,000
400,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.310%, 2/3/2011	400,000
400,000		Maricopa County, AZ, IDA MFH, MFH Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.300%, 2/3/2011	400,000
1,225,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 0.420%, 2/3/2011	1,225,000
400,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.300%, 2/2/2011	400,000
455,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 3/3/2011	455,000
400,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/ (Comerica Bank LOC), 0.380%, 2/3/2011	400,000
1,700,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	1,700,000
400,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 2/3/2011	400,000
1,000,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.440%, 2/3/2011	1,000,000
425,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.440%, 2/3/2011	425,000
400,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.290%, 2/2/2011	400,000
400,000		Yavapai County, AZ IDA - Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.310%, 2/3/2011	400,000
400,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.700%, 2/3/2011	400,000
		TOTAL MUNICIPAL INVESTMENTS-95.5% (AT AMORTIZED COST)5	9,276,000
		OTHER ASSETS AND LIABILITIES - NET-4.5%6	438,465
		TOTAL NET ASSETS-100%	$9,714,465
Securities that are subject to the federal alternative minimum tax (AMT) represent 74.1% of the portfolio as calculated based upon total market value.

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2011, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	100.0%	0.0%
2		Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $400,000, which represented 4.1% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees”). At January 31, 2011, these liquid restricted securities amounted to $400,000, which represented 4.1% of total net assets.

5		Also represents cost for federal tax purposes.
6		Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets carried at fair value.

The following acronyms are used throughout this portfolio:
FHLMC		--Federal Home Loan Mortgage Corporation
FNMA		--Federal National Mortgage Association
IDA		--Industrial Development Authority
INS		--Insured
LIQ		--Liquidity Agreement
LOC		--Letter of Credit
MFH		--Multi-Family Housing
VRDNs		--Variable Rate Demand Notes

Federated California Municipal Cash Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%;1,2
		California – 98.1%
$2,765,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.320%, 2/3/2011	2,765,000
2,410,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (St. Paul's Day School of Oakland)/(Wells Fargo Bank, N.A. LOC), 0.350%, 2/3/2011	2,410,000
2,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.280%, 2/1/2011	2,000,000
3,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2010) Weekly VRDNs (Ecology Action of Santa Cruz)/(Comerica Bank LOC), 0.380%, 2/3/2011	3,000,000
8,950,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007) Daily VRDNs (Albert L. Schultz Jewish Community Center)/(Bank of America N.A. LOC), 0.320%, 2/1/2011	8,950,000
2,665,000		Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.350%, 2/3/2011	2,665,000
5,300,000		California Educational Facilities Authority, (2008 Series A) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.340%, 2/1/2011	5,300,000
9,675,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.370%, 2/3/2011	9,675,000
8,030,000		California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 0.370%, 2/3/2011	8,030,000
7,700,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.320%, 2/3/2011	7,700,000
3,065,000		California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.370%, 2/3/2011	3,065,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.370%, 2/3/2011	4,000,000
12,235,000		California Infrastructure & Economic Development Bank, (Series 2008) Monthly VRDNs (St. Margaret of Scotland Episcopal School)/(FHLB of San Francisco LOC), 0.470%, 2/1/2011	12,235,000
3,010,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.370%, 2/3/2011	3,010,000
5,000,000		California Infrastructure & Economic Development Bank, (Series 2010A) Weekly VRDNs (Saddleback Valley Christian Schools)/(FHLB of San Francisco LOC), 0.320%, 2/3/2011	5,000,000
2,750,000		California Municipal Finance Authority, (Series 2008A) Weekly VRDNs (Central Coast YMCA)/(FHLB of San Francisco LOC), 0.300%, 2/3/2011	2,750,000
5,190,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.320%, 2/3/2011	5,190,000
1,200,000		California PCFA, (Series 2009B) Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 0.350%, 2/2/2011	1,200,000
5,850,000		California PCFA, (Series 2010A) Weekly VRDNs (Crown Disposal Company, Inc.)/(Union Bank, N.A. LOC), 0.320%, 2/2/2011	5,850,000
3,140,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.350%, 2/2/2011	3,140,000
14,905,000	[3,4]	California Pooled School Districts, SPEARs (Series DBE-332) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.330%, 2/3/2011	14,905,000
25,000,000		California State University Institute, (Series A), 0.30% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 3/3/2011	25,000,000
47,950,000	[3,4]	California State, DCL Floater Certificates (Series 2008-035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.440%, 2/3/2011	47,950,000
21,000,000	[3,4]	California State, Floater Certificates (Series 2008-3162) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank LIQ), 0.390%, 2/3/2011	21,000,000
10,000,000		California State, GO Tax Exempt Notes, 0.32% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/10/2011	10,000,000
15,000,000		California State, GO Tax Exempt Notes, 0.36% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/11/2011	15,000,000
24,035,000	[3,4]	California Statewide CDA MFH, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 2/3/2011	24,035,000
1

Principal Amount			Value
$1,640,000		California Statewide CDA, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.380%, 2/3/2011	1,640,000
26,000,000		California Statewide CDA, (Series 2004K), 0.38% CP (Kaiser Permanente), Mandatory Tender 2/15/2011	26,000,000
5,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.340%, 2/3/2011	5,500,000
1,410,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.290%, 2/3/2011	1,410,000
20,000,000		California Statewide CDA, (Series 2009D), 0.38% CP (Kaiser Permanente), Mandatory Tender 8/5/2011	20,000,000
2,755,000		California Statewide CDA, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Cruzio Holding Company, LLC)/(Comerica Bank LOC), 0.380%, 2/3/2011	2,755,000
5,900,000		California Statewide CDA, (Series 2010A-1), 2.00% TRANs (Butte County, CA), 6/30/2011	5,933,981
2,800,000		California Statewide CDA, (Series 2010A-5), 2.00% TRANs (Pacific Grove, CA), 6/30/2011	2,813,605
1,895,000		California Statewide CDA, (Series 2010A-6), 2.00% TRANs (Paradise, CA), 6/30/2011	1,903,820
4,250,000		California Statewide CDA, (Series 2010A-7), 2.00% TRANs (Redding, CA), 6/30/2011	4,274,130
13,495,000	[3,4]	California Statewide CDA, Stage Trust (Series 2010-16C), 0.40% TOBs (Southern California Edison Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/24/2011	13,495,000
8,000,000		Ceres, CA USD, 2.00% TRANs, 6/1/2011	8,030,004
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT) (Series 2009-46) Weekly VRDNs (GTD by State Street Bank and Trust Co.)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/3/2011	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT) (Series 2009-61) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 2/3/2011	11,440,000
3,500,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.260%, 2/3/2011	3,500,000
7,675,000	[3,4]	East Side Union High School District, CA, SPEARs (Series DBE-296) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 2/3/2011	7,675,000
11,000,000		Fremont, CA Union High School District, 1.50% TRANs, 6/30/2011	11,042,399
12,355,000	[3,4]	Grossmont-Cuyamaca, CA CCD, Stage Trust (Series 2008-31Z), 0.40% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 3/24/2011	12,355,000
10,070,000	[3,4]	Hartnell, CA CCD, Stage Trust (Series 2009-64Z), 0.40% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/17/2011	10,070,000
5,195,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.320%, 2/3/2011	5,195,000
6,150,000		Los Altos, CA School District, 2.00% TRANs, 6/30/2011	6,186,184
1,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.290%, 2/3/2011	1,000,000
24,475,000	[3,4]	Los Angeles, CA Wastewater System, Stage Trust (Series 2008-7C), 0.40% TOBs (Wells Fargo & Co. LIQ), Optional Tender 3/17/2011	24,475,000
2,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 2/3/2011	2,000,000
95,945,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.330%, 2/3/2011	95,945,000
13,260,000		Metropolitan Water District of Southern California, (Series 2006A-2) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.390%, 2/3/2011	13,260,000
1,850,000		Milpitas, CA USD, 2.00% TRANs, 6/30/2011	1,860,657
9,130,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank, N.A. LOC), 0.450%, 2/2/2011	9,130,000
10,000,000		Napa Valley, CA USD, 2.00% TRANs, 6/30/2011	10,060,890
14,895,000	[3,4]	Napa Valley, CA USD, Stage Trust (Series 2009-80Z), 0.37% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/5/2011	14,895,000
17,800,000	[3,4]	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.430%, 2/3/2011	17,800,000
19,845,000	[3,4]	Orange County, CA Sanitation District, Stage Trust (Series 2009-17C), 0.40% TOBs (Wells Fargo & Co. LIQ), Optional Tender 2/16/2011	19,845,000
6,195,000		Oxnard, CA Financing Authority, (Series 2003B) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.290%, 2/3/2011	6,195,000
16,300,000	[3,4]	Peralta, CA CCD, Stage Trust (Series 2009-63C), 0.40% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/17/2011	16,300,000
4,865,000	[3,4]	Rancho Santiago, CA CCD, SPEARs (Series DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.310%, 2/3/2011	4,865,000
2

Principal Amount			Value
$8,855,000	[3,4]	Riverside, CA USD, Floater Certificates (Series 2008-3017) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank LIQ), 0.300%, 2/3/2011	8,855,000
37,075,000	[3,4]	SPEARs Trust DB-364 (California Non-AMT) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.330%, 2/3/2011	37,075,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 0.36% CP, Mandatory Tender 2/8/2011	20,000,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 0.38% CP, Mandatory Tender 2/14/2011	20,000,000
13,750,000		San Diego County, CA Water Authority, (Series 3), 0.38% CP, Mandatory Tender 2/9/2011	13,750,000
5,360,000	[3,4]	San Diego County, CA Water Authority, Austin Floater Certificates (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 0.380%, 2/3/2011	5,360,000
9,945,000	[3,4]	San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 0.40% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/10/2011	9,945,000
24,675,000	[3,4]	San Francisco, CA Public Utilities Commission (Water Enterprise), Stage Trust (Series 2009-53C), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/28/2011	24,675,000
12,000,000	[3,4]	San Jose, CA USD, SPEARs (Series DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 2/3/2011	12,000,000
10,000,000		San Mateo, CA Union High School District, 2.00% BANs, 2/28/2011	10,010,441
10,000,000		Santa Barbara County, CA Schools Financing Authority, 2.00% TRANs, 6/30/2011	10,058,863
25,905,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C), 0.40% TOBs (Wells Fargo & Co. LIQ), Optional Tender 2/16/2011	25,905,000
3,570,000		School Project For Utility Rate Reduction, CA, 2.00% RANs, 8/1/2011	3,587,598
33,965,000		Stockton, CA Public Financing Authority, Building Acquisition Financing (Series 2007A) Weekly VRDNs (Stockton, CA)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.500%, 2/3/2011	33,965,000
9,840,000	[3,4]	Torrance, CA Hospital Revenue Bonds, Stage Trust (Series 2010-17C), 0.40% TOBs (Torrance Memorial Medical Center)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ) 3/31/2011	9,840,000
17,060,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.350%, 2/2/2011	17,060,000
4,175,000		West Covina, CA Redevelopment Agency, (Series 1988: The Lakes Public Parking Project) Weekly VRDNs (West Covina, CA)/(Wells Fargo Bank, N.A. LOC), 0.340%, 2/2/2011	4,175,000
5,270,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.290%, 2/3/2011	5,270,000
		TOTAL	949,342,572
		Puerto Rico – 1.8%
6,600,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 2/2/2011	6,600,000
7,130,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL Floater Certificates (Series 2008-008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 2/3/2011	7,130,000
3,970,000	[3,4]	Puerto Rico Sales Tax Financing Corp., ROCs (Series 11828) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 2/3/2011	3,970,000
		TOTAL	17,700,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	967,042,572
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	1,322,597
		TOTAL NET ASSETS — 100%	$968,365,169

At January 31, 2011, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

3

At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $435,265,000, which represented 44.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $435,265,000, which represented 44.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
GO	— General Obligation
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

4

Federated Connecticut Municipal Cash Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.7%;1,2
		Connecticut – 92.0%
$3,050,000		Beacon Falls, CT, 1.50% BANs, 7/21/2011	3,058,447
1,800,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.300%, 2/2/2011	1,800,000
4,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.290%, 2/2/2011	4,100,000
500,000		Connecticut Development Authority, (Series 1999), 0.85% CP (New England Power Co.), Mandatory Tender 2/10/2011	500,000
1,220,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wells Fargo Bank, N.A. LOC), 0.480%, 2/3/2011	1,220,000
3,100,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(RBS Citizens Bank N.A. LOC), 0.370%, 2/3/2011	3,100,000
700,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(RBS Citizens Bank N.A. LOC), 1.250%, 2/2/2011	700,000
2,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hamden Hall Country Day School)/(RBS Citizens Bank N.A. LOC), 0.390%, 2/3/2011	2,800,000
2,025,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	2,025,000
3,575,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 0.370%, 2/3/2011	3,575,000
5,000,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.350%, 2/2/2011	5,000,000
4,500,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/3/2011	4,500,000
11,020,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank NV LOC), 0.350%, 2/2/2011	11,020,000
1,640,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 0.270%, 2/3/2011	1,640,000
5,000,000	[3,4]	Connecticut State HFA, P-FLOATs (Series PT-4690) Weekly VRDNs (Bank of America N.A. LIQ), 0.430%, 2/3/2011	5,000,000
11,600,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.350%, 2/3/2011	11,600,000
2,000,000		Derby, CT, 1.50% BANs, 6/2/2011	2,005,923
15,600,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.360%, 2/3/2011	15,600,000
895,000		Lisbon, CT, 1.50% BANs, 4/14/2011	895,873
2,000,000		New Britain, CT, 1.75% BANs, 3/29/2011	2,003,969
1,750,000		New Britain, CT, 3.00% Bonds (Assured Guaranty Municipal Corp. INS), 10/1/2011	1,777,761
600,000		Plainville, CT, 1.50% Bonds, 7/15/2011	602,418
410,000		Plainville, CT, 1.50% Bonds, 7/15/2011	411,653
2,700,000		Putnam, CT, 1.50% BANs, 1/17/2012	2,715,889
1,695,000		Regional School District No. 4, CT, 1.25% BANs, 8/15/2011	1,701,315
4,100,000		Salisbury, CT, 1.50% BANs, 6/8/2011	4,113,515
1,220,000		Stafford, CT, 1.50% BANs, 8/8/2011	1,225,432
		TOTAL	94,692,195
		Puerto Rico – 7.7%
2,900,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 2/2/2011	2,900,000
5,000,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 2/3/2011	5,000,000
		TOTAL	7,900,000
		TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	102,592,195
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	310,861
		TOTAL NET ASSETS — 100%	$102,903,056

1

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.1% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.5%	0.5%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $10,000,000, which represented 9.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $10,000,000, which represented 9.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
CP	— Commercial Paper
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes
2

Federated Florida Municipal Cash Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%;1,2
		Alabama – 1.7%
$4,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.00% TOBs (Alabama Power Co.), Mandatory Tender 8/16/2011	4,000,000
		California – 5.6%
13,000,000	[3,4]	Nuveen California Quality Income Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA. New York) 0.540%, 2/3/2011	13,000,000
		Florida – 84.2%
5,500,000		Brevard County, FL IDRB, (Series 2005) Daily VRDNs (Pivotal Utility Holdings, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.290%, 2/1/2011	5,500,000
6,725,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 2/3/2011	6,725,000
800,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-27) Weekly VRDNs (GNMA COL)/(Assured Guaranty Municipal Corp. INS)/(State Street Bank and Trust Co. LIQ), 0.410%, 2/3/2011	800,000
9,070,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 2/3/2011	9,070,000
6,820,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.340%, 2/3/2011	6,820,000
8,000,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	8,000,000
2,950,000		Florida Development Finance Corp., (Series 2006A) Weekly VRDNs (Florida Food Products, Inc.)/(FHLB of Atlanta LOC), 0.350%, 2/3/2011	2,950,000
5,050,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.290%, 2/2/2011	5,050,000
27,000,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 1.000%, 2/2/2011	27,000,000
4,425,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 0.910%, 2/2/2011	4,425,000
8,250,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two)/(Citibank NA, New York LOC), 0.310%, 2/2/2011	8,250,000
5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	5,500,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.300%, 2/3/2011	2,700,000
11,000,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 0.410%, 2/3/2011	11,000,000
8,770,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.390%, 2/3/2011	8,770,000
8,735,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 2/2/2011	8,735,000
9,205,000		Orange County, FL IDA, (Series 2007) Weekly VRDNs (Lake Highland Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/3/2011	9,205,000
10,000,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-3) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 2/3/2011	10,000,000
5,475,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-4) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 2/3/2011	5,475,000
6,410,000		Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York Mellon LOC), 0.340%, 2/3/2011	6,410,000
3,750,000		Palm Beach County, FL, (Series 2008) Weekly VRDNs (Caron Foundation of Florida, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	3,750,000
3,740,000		Pinellas County, FL IDA, (Series 2008) Weekly VRDNs (Bovie Medical Corp.)/(RBC Bank (USA) LOC), 0.370%, 2/3/2011	3,740,000
4,800,000		Seminole County, FL IDA, (Series 2006) Weekly VRDNs (Hospice of the Comforter, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	4,800,000
8,500,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.290%, 2/1/2011	8,500,000
4,400,000		Sumter County, FL School District, 1.00% TANs, 6/30/2011	4,405,356
12,320,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	12,320,000
1

Principal Amount		Value
$4,675,000	Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 2/3/2011	4,675,000
1,400,000	Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc.)/(Bank of America N.A. LOC), 0.400%, 2/2/2011	1,400,000
	TOTAL	195,975,356
	Kentucky – 2.0%
3,000,000	Glasgow, KY, (Series 1990) Weekly VRDNs (ACK Controls)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.440%, 2/2/2011	3,000,000
1,680,000	Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 2/3/2011	1,680,000
	TOTAL	4,680,000
	New Jersey – 3.7%
1,950,000	Bloomfield Township, NJ, 1.75% BANs, 7/21/2011	1,954,034
3,452,620	Oakland Borough, NJ, 1.50% BANs, 2/11/2011	3,453,371
3,190,000	Randolph, NJ, 1.50% BANs, 3/30/2011	3,194,205
	TOTAL	8,601,610
	New York – 2.6%
3,000,000	Altmar-Parish-Williamstown, NY CSD, 2.00% BANs, 7/15/2011	3,009,314
3,000,000	Whitney Point, NY CSD, 1.75% BANs, 7/8/2011	3,006,362
	TOTAL	6,015,676
	TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	232,272,642
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	358,579
	TOTAL NET ASSETS — 100%	$232,631,221

Securities that are subject to the federal alternative minimum tax (AMT) represent 50.7% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
96.9%	3.1%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $31,640,000 which represented 13.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $31,640,000 which represented 13.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

2

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
COP	— Certificates of Participation
CSD	— Central School District
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

3

Federated Tax-Free Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 101.0%;1,2
		Alabama – 17.7%
$5,950,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.750%, 2/3/2011	5,950,000
2,025,000		Hoover, AL, G O Warrants (Series 2010), 2.00% Bonds, 3/1/2011	2,027,559
6,200,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.290%, 2/3/2011	6,200,000
1,875,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.330%, 2/3/2011	1,875,000
		TOTAL	16,052,559
		California – 4.4%
4,000,000		California Health Facilities Financing Authority, (Series1998B) Daily VRDNs (Adventist Health System/West)/(Bank of America N.A. LOC), 0.300%, 2/1/2011	4,000,000
		Connecticut – 4.4%
2,000,000		Regional School District No. 4, CT, 1.25% BANs, 8/15/2011	2,007,451
2,000,000		Stafford, CT, 1.50% BANs, 8/8/2011	2,008,904
		TOTAL	4,016,355
		Florida – 2.3%
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473) Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 2/3/2011	2,065,000
		Maine – 3.4%
3,025,000		Kittery, ME, 1.50% BANs, 1/20/2012	3,048,229
		Maryland – 13.3%
1,300,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.370%, 2/2/2011	1,300,000
885,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center) Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.540%, 2/3/2011	885,000
1,010,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.370%, 2/3/2011	1,010,000
3,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 2/3/2011	3,000,000
3,800,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.370%, 2/3/2011	3,800,000
2,000,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.340%, 2/1/2011	2,000,000
		TOTAL	11,995,000
		Massachusetts – 5.0%
4,500,000		Massachusetts Development Finance Agency, (Series 2008 C-3) Daily VRDNs (Olin College)/(RBS Citizens Bank N.A. LOC), 0.390%, 2/1/2011	4,500,000
		Michigan – 10.9%
5,290,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.350%, 2/3/2011	5,290,000
3,400,000		Livonia, MI Economic Development Corp., (Series 2009) Weekly VRDNs (Madonna University)/(FHLB of Chicago LOC), 0.280%, 2/3/2011	3,400,000
980,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.350%, 2/3/2011	980,000
200,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.320%, 2/2/2011	200,000
		TOTAL	9,870,000
		Minnesota – 6.7%
1,500,000		Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 0.440%, 2/3/2011	1,500,000
1,550,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.500%, 2/3/2011	1,550,000
3,000,000		Richfield, MN ISD 280, 1.25% TANs (GTD by Minnesota State), 2/7/2011	3,000,418
		TOTAL	6,050,418
1

Principal Amount			Value
		Multi-State – 1.4%
$1,280,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.340%, 2/3/2011	1,280,000
		New Jersey – 6.8%
1,750,000		Clinton Township, NJ, 1.50% BANs, 2/2/2012	1,762,145
2,100,000		Fanwood, NJ, 1.50% BANs, 9/27/2011	2,109,502
1,285,900		Paramus, NJ, 1.50% BANs, 2/25/2011	1,286,567
1,000,000		Stone Harbor, NJ, 1.25% BANs, 11/10/2011	1,004,605
		TOTAL	6,162,819
		New York – 5.5%
1,000,000		Bedford, NY, 1.50% BANs, 6/29/2011	1,004,074
4,000,000		New York City, NY Municipal Water Finance Authority, (Series 2000C) Daily VRDNs (Dexia Credit Local LIQ), 0.290%, 2/1/2011	4,000,000
		TOTAL	5,004,074
		Ohio – 2.0%
1,760,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 2/3/2011	1,760,000
		Pennsylvania – 13.0%
1,910,000		Allegheny County, PA IDA Health & Housing Facilities, (Series 2008B) Daily VRDNs (Longwood at Oakmont, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.350%, 2/1/2011	1,910,000
3,325,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.360%, 2/3/2011	3,325,000
2,000,000		Erie, PA Water Authority, (Series 2006A), 2.50% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2011	2,010,777
1,400,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.700%, 2/3/2011	1,400,000
155,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.330%, 2/2/2011	155,000
1,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.310%, 2/3/2011	1,000,000
1,985,000		Wallingford Swarthmore, PA School District, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 2/3/2011	1,985,000
		TOTAL	11,785,777
		Wisconsin – 4.2%
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.280%, 2/3/2011	3,770,000
		TOTAL MUNICIPAL INVESTMENTS — 101.0% (AT AMORTIZED COST)[5]	91,360,231
		OTHER ASSETS AND LIABILITIES - NET — (1.0)%[6]	(875,916)
		TOTAL NET ASSETS — 100%	$90,484,315

At January 31, 2011 the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
100.0%	0.0%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $6,345,000 which represented 7.0% of total net assets.

2

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $6,345,000 which represented 7.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

3

Federated Georgia Municipal Cash Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%;1,2
		Georgia – 99.9%
$10,175,000	[3,4]	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	10,175,000
5,290,000	[3,4]	Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia State University)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	5,290,000
14,825,000	[3,4]	Atlanta, GA Water & Wastewater, Lehman FR/RI-K2 Floater Certificates (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 2/3/2011	14,825,000
1,000,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.460%, 2/3/2011	1,000,000
1,020,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.370%, 2/3/2011	1,020,000
3,875,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, MERLOTS (Series 2007-C47) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	3,875,000
6,300,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 1.400%, 2/3/2011	6,300,000
20,000,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.320%, 2/3/2011	20,000,000
1,110,000		Burke County, GA Development Authority, (Eighth Series 1994) Daily VRDNs (Georgia Power Co.), 0.380%, 2/1/2011	1,110,000
5,235,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.370%, 2/1/2011	5,235,000
3,000,000		Clayton County, GA Development Authority, (Series 2000) Weekly VRDNs (Anasteel & Supply Company LLC)/(Branch Banking & Trust Co. LOC), 0.400%, 2/3/2011	3,000,000
330,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.290%, 2/3/2011	330,000
2,000,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2011	2,000,000
5,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.370%, 2/3/2011	5,000,000
2,075,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.290%, 2/3/2011	2,075,000
32,050,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.890%, 2/3/2011	32,050,000
2,385,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.330%, 2/3/2011	2,385,000
2,885,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.340%, 2/3/2011	2,885,000
2,675,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.340%, 2/3/2011	2,675,000
17,200,000		DeKalb Private Hospital Authority, GA, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.290%, 2/2/2011	17,200,000
4,950,000		Fayette County, GA Hospital Authority, (Series 2009B) Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.270%, 2/2/2011	4,950,000
3,650,000		Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York Mellon LOC), 0.390%, 2/3/2011	3,650,000
3,705,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC), 0.540%, 2/3/2011	3,705,000
6,405,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.270%, 2/2/2011	6,405,000
25,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	25,000
10,480,000	[3,4]	Fulton County, GA Housing Authority, P-FLOATs (Series PT-4595) Weekly VRDNs (Vineyards of Brown's Mill)/(GTD by FHLMC)/(FHLMC LIQ), 0.390%, 2/3/2011	10,480,000
6,000,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.), 0.400%, 2/14/2011	6,000,000
10,450,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.270%, 2/2/2011	10,450,000
1

Principal Amount			Value
$10,680,000	[3,4]	Gainesville, GA Housing Authority, P-FLOATs (Series PT-4570) Weekly VRDNs (McEver Vineyards LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.390%, 2/3/2011	10,680,000
2,300,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/(Branch Banking & Trust Co. LOC), 0.380%, 2/2/2011	2,300,000
730,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.300%, 2/2/2011	730,000
2,685,000	[3,4]	Georgia State HFA, MERLOTS (Series 2001 A-106) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	2,685,000
25,760,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	25,760,000
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.290%, 2/3/2011	5,740,000
1,100,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	1,100,000
8,500,000		Gwinnett County, GA Development Authority, (Series 2010) Weekly VRDNs (Nilhan Hospitality LLC)/(U.S. Bank, N.A. LOC), 0.250%, 2/3/2011	8,500,000
4,425,000		Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.270%, 2/2/2011	4,425,000
3,000,000	[3,4]	Gwinnett County, GA Water and Sewer Authority, (Series 2011 FR/RI-3W) Weekly VRDNs (Gwinnett County, GA)/(Barclays Bank PLC LIQ), 0.300%, 2/3/2011	3,000,000
1,500,000		Hart County, GA IDA, Revenue Bonds (Series 1996) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.960%, 2/2/2011	1,500,000
3,700,000		Heard County, GA Development Authority, (Series 2009A) Weekly VRDNs (Oglethorpe Power Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 2/2/2011	3,700,000
2,200,000		Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(SunTrust Bank LOC), 1.010%, 2/3/2011	2,200,000
1,000,000		Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 2/2/2011	1,000,000
995,000		Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 0.410%, 2/3/2011	995,000
10,650,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.290%, 2/3/2011	10,650,000
7,770,000	[3,4]	Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC), 0.370%, 2/2/2011	7,770,000
18,010,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, P-FLOATs (Series PT-4042) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.430%, 2/3/2011	18,010,000
1,500,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.370%, 2/1/2011	1,500,000
1,000,000		Municipal Electric Authority of Georgia, (Series 1994 C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 2/2/2011	1,000,000
5,000,000		Municipal Electric Authority of Georgia, (Series 1994D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 2/2/2011	5,000,000
7,700,000		Municipal Gas Authority of Georgia, (Series III — J), 2.00% Bonds, 11/16/2011	7,790,510
16,000,000		Municipal Gas Authority of Georgia, (Series III - Refunding Series I), 2.00% Bonds, 5/17/2011	16,061,723
1,975,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (Steel King Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	1,975,000
3,240,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.320%, 2/3/2011	3,240,000
4,600,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.290%, 2/2/2011	4,600,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.000%, 2/2/2011	3,000,000
7,000,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 1.000%, 2/3/2011	7,000,000
500,000		Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 0.560%, 2/3/2011	500,000
1,000,000		Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh Foods LP)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	1,000,000
3,500,000		Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.330%, 2/2/2011	3,500,000
2,300,000		Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/2/2011	2,300,000
2

Principal Amount		Value
$1,175,000	Whitfield County, GA Development Authority, (Series 1996) Weekly VRDNs (AMC International, Inc.)/(SunTrust Bank LOC), 1.290%, 2/3/2011	1,175,000
	TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	354,482,233
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	268,467
	TOTAL NET ASSETS — 100%	$354,750,700

Securities that are subject to the federal alternative minimum tax (AMT) represent 41.9% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.8%	2.2%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $118,290,000 which represented 33.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $118,290,000 which represented 33.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

3

The following acronyms are used throughout this portfolio:

COL	— Collateralized
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	— Multi-Family Housing
P-FLOATs	— Puttable Floating Option Tax - Exempt Receipts
VRDNs	— Variable Rate Demand Notes
4

Federated Massachusetts Municipal Cash Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 101.6%;1,2
		Massachusetts – 100.8%
$7,625,000		Boston, MA IDFA, (Series 2006C) Weekly VRDNs (Fenway Community Health Center)/(Banco Santander, S.A. LOC), 0.650%, 2/2/2011	7,625,000
16,250,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs Landesbank Hessen-Thuringen (Guaranteed) LIQ), 0.270%, 2/3/2011	16,250,000
10,965,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.40% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/23/2011	10,965,000
3,200,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series SG-126) Weekly VRDNs (Societe Generale, Paris LIQ), 0.290%, 2/3/2011	3,200,000
21,665,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 300) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), 0.290%, 2/3/2011	21,665,000
5,000,000		Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.53% Bonds, 2/3/2011	5,006,775
3,000,000		Easton, MA, 1.50% BANs, 2/23/2011	3,001,518
4,050,000		Fall River, MA, 1.50% BANs, 6/30/2011	4,059,821
4,944,773		Framingham, MA, 1.50% BANs, 6/17/2011	4,963,860
4,000,000		Hampden & Wilbraham, MA Regional School District, 1.50% BANs, 10/14/2011	4,022,193
3,670,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (Landesbank Baden-Wurttemberg (Guaranteed) LIQ), 0.310%, 2/2/2011	3,670,000
16,290,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL Floater Certificates (Series 2008-026) Daily VRDNs (Dexia Credit Local LIQ), 0.340%, 2/1/2011	16,290,000
4,050,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window (Series 2010A), 0.380%, 2/3/2011	4,050,000
10,355,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.280%, 2/3/2011	10,355,000
9,500,000		Massachusetts Development Finance Agency Daily VRDNs (Boston Children's Museum)/(RBS Citizens Bank N.A. LOC), 0.390%, 2/1/2011	9,500,000
4,900,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Bank, N.A. LOC), 0.280%, 2/3/2011	4,900,000
7,670,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Bridgewell, Inc.)/(Key Bank, N.A. LOC), 0.670%, 2/3/2011	7,670,000
14,320,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.310%, 2/2/2011	14,320,000
22,935,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 2/3/2011	22,935,000
6,320,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.370%, 2/3/2011	6,320,000
5,000,000	[3,4]	Massachusetts HEFA, BB&T Floater Certificates (Series 2008-56) Weekly VRDNs (Harvard University)/(Branch Banking & Trust Co. LIQ), 0.280%, 2/3/2011	5,000,000
3,345,000	[3,4]	Massachusetts HEFA, P-FLOATs (Series PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.360%, 2/3/2011	3,345,000
7,245,000	[3,4]	Massachusetts HEFA, Stage Trust (Series 2009-27C), 0.37% TOBs (Baystate Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/5/2011	7,245,000
1,500,000		Massachusetts IFA, (Series 1992B), 0.80% CP (New England Power Co.), Mandatory Tender 2/14/2011	1,500,000
8,400,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.280%, 2/3/2011	8,400,000
2,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 2/3/2011	2,000,000
6,200,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 2/3/2011	6,200,000
3,685,000		Massachusetts State Development Finance Agency Weekly VRDNs (Family Services Association of Greater Boston)/(FHLB of Boston LOC), 0.290%, 2/2/2011	3,685,000
1,960,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, SA LOC), 0.620%, 2/2/2011	1,960,000
10,980,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Banco Santander, SA LOC), 0.540%, 2/3/2011	10,980,000
5,400,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/3/2011	5,400,000
1

Principal Amount			Value
$9,710,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.280%, 2/2/2011	9,710,000
14,360,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/3/2011	14,360,000
4,900,000		Massachusetts State Development Finance Agency, (Series A) Weekly VRDNs (Seven Hills Foundation & Affiliates)/(TD Bank, N.A. LOC), 0.280%, 2/3/2011	4,900,000
9,840,000	[3,4]	Massachusetts State Special Obligation, GS Trust (Series 2007-96T) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.290%, 2/3/2011	9,840,000
12,540,000	[3,4]	Massachusetts Water Resources Authority, P-FLOATs (Series PT-4370) Weekly VRDNs (Dexia Credit Local LIQ), 0.430%, 2/3/2011	12,540,000
3,778,820		Northampton, MA, 1.25% BANs, 2/1/2011	3,778,820
2,371,000		Pittsfield, MA, 1.50% BANs, 6/30/2011	2,378,201
1,303,000		Rowley, MA, 1.50% BANs, 5/6/2011	1,305,512
2,548,000		Saugus, MA, 1.10% BANs, 3/3/2011	2,549,073
2,183,000		Saugus, MA, 1.50% BANs, 3/3/2011	2,183,888
9,310,000		Westfield, MA, 1.50% BANs, 3/11/2011	9,318,971
		TOTAL	309,348,632
		Puerto Rico – 0.8%
2,500,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 2/2/2011	2,500,000
		TOTAL MUNICIPAL INVESTMENTS — 101.6% (AT AMORTIZED COST)[5]	311,848,632
		OTHER ASSETS AND LIABILITIES - NET — (1.6)%[6]	(4,776,587)
		TOTAL NET ASSETS — 100%	$307,072,045

At January 31, 2011, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.5%	0.5%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $108,645,000, which represented 35.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $108,645,000, which represented 35.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

2

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
3

Federated Maryland Municipal Cash Trust
Portfolio of Investments
January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS - 97.3%1,2
		Maryland - 97.3%
$500,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.290%, 2/3/2011	$500,000
565,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/2/2011	565,000
500,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.370%, 2/2/2011	500,000
400,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.380%, 2/3/2011	400,000
1,250,000		Howard County, MD Economic Development Revenue Board, (Series 2005) Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.610%, 2/3/2011	1,250,000
500,000		Maryland Community Development Administration - MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.390%, 2/2/2011	500,000
600,000		Maryland Community Development Administration - MFH, (Series 2008C) Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.320%, 2/3/2011	600,000
500,000	3,4	Maryland Community Development Administration - Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.390%, 2/3/2011	500,000
500,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.560%, 2/3/2011	500,000
500,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	500,000
400,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/4/2011	400,000
500,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.300%, 2/3/2011	500,000
450,000		Maryland State Economic Development Corp., (Series 2008) Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.480%, 2/3/2011	450,000
500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/2/2011	500,000
435,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.910%, 2/2/2011	435,000
500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.390%, 2/4/2011	500,000
500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Severn School, Inc.)/(PNC Bank, N.A. LOC), 0.290%, 2/3/2011	500,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 0.880%, 2/1/2011	959,000
450,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	450,000
500,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.340%, 2/1/2011	500,000
		TOTAL MUNICIPAL INVESTMENTS-97.3% (AT AMORTIZED COST)	11,009,000
		OTHER ASSETS AND LIABILITIES - NET-2.7%6	308,337
		TOTAL NET ASSETS-100%	$11,317,337
Securities that are subject to the federal alternative minimum tax (AMT) represent 59.7% of the portfolio as calculated based upon total market value.

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2011, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	96.0%	4.0%
2		Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $500,000, which represented 4.4% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees "). At January 31, 2011, these liquid restricted securities amounted to $500,000, which represented 4.4% of total net assets.

5		Also represents cost for federal tax purposes.
6		Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets carried at fair value.

The following acronyms are used throughout this portfolio:
EDA		--Economic Development Authority
EDRB		--Economic Development Revenue Bond
FHLMC		--Federal Home Loan Mortgage Corporation
FNMA		--Federal National Mortgage Association
GTD		--Guaranteed
IDA		--Industrial Development Authority
LIQ		--Liquidity Agreement
LOC		--Letter of Credit
MFH		--Multi-Family Housing
PUTTERs		--Puttable Tax-Exempt Receipts
VRDNs		--Variable Rate Demand Notes

Federated Michigan Municipal Cash Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.1%;1,2
		Michigan – 94.5%
$900,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.440%, 2/2/2011	900,000
345,000		Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.470%, 2/3/2011	345,000
3,000,000		Kalamazoo, MI, 1.25% TANs, 12/1/2011	3,016,356
3,450,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 0.440%, 2/3/2011	3,450,000
10,000,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	10,064,893
2,700,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.340%, 2/3/2011	2,700,000
4,690,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	4,690,000
14,500,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.330%, 2/3/2011	14,500,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 0.500%, 2/2/2011	3,100,000
1,360,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.320%, 2/1/2011	1,360,000
2,000,000		Michigan State Hospital Financial Authority, (Series 2003A) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.320%, 2/1/2011	2,000,000
870,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.420%, 2/3/2011	870,000
6,800,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.300%, 2/3/2011	6,800,000
7,125,000		Michigan State Housing Development Authority, SFM Revenue Bonds (2003 Series C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.600%, 2/2/2011	7,125,000
4,100,000	[3,4]	Michigan State Housing Development Authority, Stage Trust (Series 2010-9C), 0.40% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/24/2011	4,100,000
1,725,000		Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 0.510%, 2/3/2011	1,725,000
650,000		Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(Bank of America N.A. LOC), 0.970%, 2/2/2011	650,000
250,000		Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Bank of America N.A. LOC), 0.520%, 2/2/2011	250,000
3,010,000		Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.440%, 2/3/2011	3,010,000
400,000		Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(Bank of America N.A. LOC), 0.520%, 2/3/2011	400,000
1,300,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Agape Plastics, Inc.)/(U.S. Bank, N.A. LOC), 0.700%, 2/2/2011	1,300,000
1,000,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (LPB, LLC)/(Comerica Bank LOC), 0.700%, 2/2/2011	1,000,000
905,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC), 0.440%, 2/3/2011	905,000
600,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Production Engineering, Inc.)/(Bank of America N.A. LOC), 1.450%, 2/3/2011	600,000
2,895,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC), 0.440%, 2/3/2011	2,895,000
1,100,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (MacArthur Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/3/2011	1,100,000
500,000		Michigan State Strategic Fund, (Series 2001B) Weekly VRDNs (Blair Equipment Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.100%, 2/2/2011	500,000
2,800,000		Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.510%, 2/3/2011	2,800,000
4,000,000		Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the West, San Francisco, CA LOC), 0.490%, 2/3/2011	4,000,000
870,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.300%, 2/3/2011	870,000
1,785,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.520%, 2/3/2011	1,785,000
1,100,000		Michigan State Strategic Fund, (Series 98) Weekly VRDNs (CAMAC LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/2/2011	1,100,000
1,775,000		Michigan State Strategic Fund, (Series A) Weekly VRDNs (Phipps Emmett Associates)/(Bank of America N.A. LOC), 0.520%, 2/2/2011	1,775,000
1

Principal Amount		Value
$715,000	Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.520%, 2/3/2011	715,000
1,620,000	Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (Frank Street, LLC)/(Bank of America N.A. LOC), 1.450%, 2/3/2011	1,620,000
815,000	Michigan State Strategic Fund, Revenue Bonds Weekly VRDNs (Waltec American Forgings, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/3/2011	815,000
1,231,000	Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Grayling Generating Station LP)/(Barclays Bank PLC LOC), 0.290%, 2/2/2011	1,231,000
8,000,000	Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	8,082,729
900,000	Michigan Strategic Fund Weekly VRDNs (Creative Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/2/2011	900,000
2,210,000	Michigan Strategic Fund Weekly VRDNs (Emerson School)/(Key Bank, N.A. LOC), 0.750%, 2/3/2011	2,210,000
3,010,000	Michigan Strategic Fund, (Series 2004A) Weekly VRDNs (MOT, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.540%, 2/3/2011	3,010,000
2,200,000	Michigan Strategic Fund, (Series 2006) Weekly VRDNs (Premiere Property Holdings, LLC)/(Bank of America N.A. LOC), 0.560%, 2/3/2011	2,200,000
2,200,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 1.400%, 2/1/2011	2,200,000
1,820,000	Michigan Strategic Fund, (Series 2007A) Weekly VRDNs (Southwest Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	1,820,000
9,815,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 2/4/2011	9,815,000
4,155,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	4,155,000
845,000	Michigan Strategic Fund, (Series 2008A) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 2/4/2011	845,000
5,790,000	Michigan Strategic Fund, (Series 2008B) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.610%, 2/4/2011	5,790,000
1,800,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 2/3/2011	1,800,000
2,370,000	Michigan Strategic Fund, Revenue Bond Weekly VRDNs (J.G. Kern Enterprises, Inc.)/(Bank of America N.A. LOC), 0.560%, 2/3/2011	2,370,000
815,000	Oakland County, MI EDC Weekly VRDNs (Straith Hospital Special Surgery)/(FHLB of Indianapolis LOC), 0.290%, 2/3/2011	815,000
800,000	Oakland County, MI EDC, (Series 1996) Weekly VRDNs (Moody Family Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 1.100%, 2/2/2011	800,000
2,360,000	Oakland County, MI EDC, (Series 2007) Weekly VRDNs (Openings LP)/(Bank of America N.A. LOC), 0.560%, 2/3/2011	2,360,000
2,925,000	Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wurttemberg LOC), 0.750%, 2/3/2011	2,925,000
	TOTAL	148,164,978
	Puerto Rico – 5.6%
5,195,000	Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 0.95% TOBs (Abbott Laboratories), Mandatory Tender 3/1/2011	5,195,000
3,560,000	Puerto Rico Municipal Finance Agency, (1999 Series A) GO UT, 5.75% Bonds (Assured Guaranty Municipal Corp. INS), 8/1/2011	3,577,047
	TOTAL	8,772,047
	TOTAL MUNICIPAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	156,937,025
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(78,878)
	TOTAL NET ASSETS — 100%	$156,858,147

2

Securities that are subject to the federal alternative minimum tax (AMT) represent 54.2% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
98.6%	1.4%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $18,600,000, which represented 11.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $18,600,000, which represented 11.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

EDC	— Economic Development Commission
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IDR	— Industrial Development Revenue
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCA	— Pollution Control Authority
RANs	— Revenue Anticipation Notes
SFM	— Single Family Mortgage
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes
3

Federated Minnesota Municipal Cash Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.0%;1,2
		Minnesota – 100.0%
$6,725,000		Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 1.000%, 2/2/2011	6,725,000
4,985,000		Bemidji, MN IDR, (Series 2006) Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.340%, 2/1/2011	4,985,000
5,000,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.270%, 2/3/2011	5,000,000
3,830,000		Chaska, MN, (Series 2004) Weekly VRDNs (Lifecore Biomedical, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 2/1/2011	3,830,000
2,000,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.500%, 2/3/2011	2,000,000
3,400,000		Coon Rapids, MN, (Series 2003A) Weekly VRDNs (Crest Oaks Apartments)/(Bank of America N.A. LOC), 0.380%, 2/4/2011	3,400,000
6,865,000		Dakota County, MN Community Development Agency, (Series 2007A) Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.330%, 2/4/2011	6,865,000
4,325,000		Eagan, MN, (Series 2003 A-1) Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 0.330%, 2/3/2011	4,325,000
9,000,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.300%, 2/3/2011	9,000,000
4,000,000		Edina, MN ISD No. 273, (Series 2011A), 1.75% TANs (GTD by Minnesota State), 2/27/2012	4,054,029
1,000,000		Faribault, MN IDA, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.540%, 2/3/2011	1,000,000
1,170,000		Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 0.480%, 2/1/2011	1,170,000
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.310%, 2/3/2011	3,320,000
800,000		Lino Lakes, MN, (Series 1997) Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	800,000
875,000		Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	875,000
350,000		Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	350,000
7,800,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.520%, 2/3/2011	7,800,000
500,000		Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.280%, 2/1/2011	500,000
500,000		Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	500,000
3,000,000		Minneapolis, MN, (Series 1999) Weekly VRDNs (Dexia Credit Local LIQ), 0.340%, 2/3/2011	3,000,000
8,650,000		Minneapolis, MN, Convention Center Bonds (Series 2000) Daily VRDNs (Dexia Credit Local LIQ), 0.340%, 2/3/2011	8,650,000
1,500,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.290%, 2/3/2011	1,500,000
2,500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-2) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/1/2011	2,500,000
7,000,000		Minnesota Rural Water Finance Authority, (Series 2010), 0.65% BANs, 4/15/2011	7,000,000
18,830,000		Minnesota State HFA, (2004 Series G) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.310%, 2/3/2011	18,830,000
4,000,000		Minnesota State HFA, (2009 Series C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.300%, 2/3/2011	4,000,000
6,205,000		Minnesota State HFA, (2009 Series F) Weekly VRDNs (FHLB of Des Moines LIQ), 0.300%, 2/3/2011	6,205,000
3,450,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-C2) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	3,450,000
1,525,000		Minnesota State Higher Education Facility Authority, (Series Six E-1) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.290%, 2/3/2011	1,525,000
3,845,000		Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.290%, 2/3/2011	3,845,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 0.290%, 2/3/2011	4,100,000
2,300,000		Minnesota State Office of Higher Education, (2008 Series B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.310%, 2/3/2011	2,300,000
13,280,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2010), 2.00% TANs (GTD by Minnesota State), 9/1/2011	13,406,807
290,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 0.410%, 2/3/2011	290,000
1,965,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.380%, 2/4/2011	1,965,000
265,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.660%, 2/3/2011	265,000
2,915,000		Red Wing, MN Port Authority, (Series 2006) Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 0.510%, 2/3/2011	2,915,000
3,500,000		Rochester, MN MFH, (Series 2003A) Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 0.320%, 2/3/2011	3,500,000
840,000		Rockford, MN, (Series 1999) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	840,000
600,000		Savage, MN, (Series 1998) Weekly VRDNs (Fabcon, Inc.)/(Bank of America N.A. LOC), 1.450%, 2/3/2011	600,000
1

Principal Amount		Value
$4,600,000	St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/3/2011	4,600,000
6,270,000	St. Francis, MN ISD#015, (Series A), 1.00% TANs (GTD by Minnesota State), 9/15/2011	6,292,789
1,395,000	St. Joseph, MN, (Series 2002: Vicwest Project) Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 0.520%, 2/1/2011	1,395,000
1,500,000	St. Louis Park, MN, (Series 2010B) Weekly VRDNs (Urban Park Apartments)/(FHLB of Des Moines LOC), 0.380%, 2/4/2011	1,500,000
1,140,000	St. Michael, MN, (Series 1999) Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	1,140,000
1,000,000	St. Paul, MN Port Authority, (2009-12 Series EE) Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.290%, 2/3/2011	1,000,000
3,000,000	St. Paul, MN Port Authority, (2009-9 Series BB) Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.250%, 2/3/2011	3,000,000
1,200,000	St. Paul, MN Port Authority, (Series 1998A) Weekly VRDNs (Bix Fruit Co.)/(U.S. Bank, N.A. LOC), 0.700%, 2/3/2011	1,200,000
1,700,000	St. Paul, MN Port Authority, (Series 2009-5 Series O) Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.250%, 2/3/2011	1,700,000
1,000,000	St. Paul, MN Port Authority, (Series 2009-7Q) Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.250%, 2/3/2011	1,000,000
2,500,000	St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.560%, 2/3/2011	2,500,000
3,800,000	Stevens County, MN, (Series 2006) Weekly VRDNs (Darnen Dairy, LLP)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	3,800,000
1,470,000	Waite Park, MN, (Series 2000) Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	1,470,000
3,000,000	Westonka, MN ISD No. 277, (Series A), 1.00% TANs (GTD by Minnesota State), 9/30/2011	3,009,238
1,535,000	White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.380%, 2/4/2011	1,535,000
	TOTAL MUNICIPAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	192,327,863
	OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	53,659
	TOTAL NET ASSETS — 100%	$192,381,522

Securities that are subject to the federal alternative minimum tax (AMT) represent 55.2% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $3,450,000 which represented 1.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $3,450,000 which represented 1.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

2

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
TANs	— Tax Anticipation Notes
VRDNs	— Variable Rate Demand Notes
3

Federated North Carolina Municipal Cash Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%;1,2
		North Carolina – 99.4%
$10,800,000		Ahoskie, NC, 0.75% BANs, 3/23/2011	10,803,274
1,530,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	1,530,000
2,300,000		Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	2,300,000
6,600,000		Cabarrus County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (S & D Coffee, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	6,600,000
2,590,000		Carrboro, NC, 1.00% BANs, 7/20/2011	2,593,574
810,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	810,000
4,058,000		Charlotte, NC, 0.38% CP (Bank of America N.A. LIQ), Mandatory Tender 4/6/2011	4,058,000
2,000,000		Charlotte, NC, 0.40% CP (Bank of America N.A. LIQ), Mandatory Tender 6/7/2011	2,000,000
2,537,000		Charlotte, NC, 0.40% CP (Bank of America N.A. LIQ), Mandatory Tender 9/8/2011	2,537,000
7,386,000		Charlotte, NC, 0.47% CP (Bank of America N.A. LIQ), Mandatory Tender 2/7/2011	7,386,000
2,800,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 2/3/2011	2,800,000
8,565,000		Davie County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Amarr Co.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	8,565,000
5,575,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.750%, 2/3/2011	5,575,000
9,000,000		Durham County, NC Industrial Facilities & PCFA, (Series 2010), 0.45% TOBs (Lark Capital, LLC)/(GTD by United States Treasury), Mandatory Tender 4/14/2011	9,000,000
1,510,000		Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	1,510,000
2,375,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	2,375,000
1,916,000		Halifax County, NC, 0.75% BANs, 5/18/2011	1,917,110
26,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.500%, 2/2/2011	26,000,000
5,200,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.460%, 2/2/2011	5,200,000
875,000		Hoke County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Triangle Building Supply, Inc.)/(U.S. Bank, N.A. LOC), 0.630%, 2/3/2011	875,000
9,100,000		Iredell County, NC Industrial Facilities & PCFA, (Series 2010) Weekly VRDNs (Providencia USA, Inc.)/(HSBC Bank USA LOC), 0.390%, 2/3/2011	9,100,000
4,000,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Bank of America N.A. LOC), 0.580%, 2/2/2011	4,000,000
3,565,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom Group)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/4/2011	3,565,000
3,170,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	3,170,000
9,830,000		Mecklenburg County, NC, 7 Month Windows (Series 2009D), 0.390%, 2/3/2011	9,830,000
8,155,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.300%, 2/2/2011	8,155,000
700,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.320%, 2/2/2011	700,000
1,600,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.460%, 2/3/2011	1,600,000
2,000,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	2,000,000
1,100,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	1,100,000
1,655,000	[3,4]	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 2/1/2011	1,655,000
7,000,000	[3,4]	North Carolina Capital Facilities Finance Agency, Stage Trust (Series 2010-14C), 0.40% TOBs (Duke Energy Corp.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/3/2011	7,000,000
1

Principal Amount			Value
$3,425,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Bank (USA) LOC), 0.330%, 2/3/2011	3,425,000
1,000,000		North Carolina Educational Facilities Finance Agency, (Series 1999A) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.460%, 2/3/2011	1,000,000
1,675,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	1,675,000
3,015,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	3,015,000
6,170,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.390%, 2/3/2011	6,170,000
5,265,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.340%, 2/3/2011	5,265,000
3,200,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	3,200,000
7,395,000		North Carolina Medical Care Commission, (Series 2006) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Bank (USA) LOC), 0.490%, 2/3/2011	7,395,000
1,945,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.270%, 2/2/2011	1,945,000
3,120,000		North Carolina Medical Care Commission, (Series 2010A), 2.00% Bonds (REX Healthcare), 7/1/2011	3,134,682
1,600,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997) Weekly VRDNs (Pungo District Hospital Corp.)/(RBC Bank (USA) LOC), 1.390%, 2/3/2011	1,600,000
7,100,000		North Carolina State, Public Improvement Bonds (Series 2002E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 2/2/2011	7,100,000
3,455,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.360%, 2/3/2011	3,455,000
3,720,000		Piedmont Triad Airport Authority, NC, (Series B) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.400%, 2/3/2011	3,720,000
6,955,000		Raleigh, NC, (Series 2009), MVRENs, 0.390%, 2/3/2011	6,955,000
780,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 2/3/2011	780,000
2,711,000		Scott's Hill, NC Water & Sewer District, 1.00% BANs, 6/8/2011	2,713,348
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.360%, 2/3/2011	10,000,000
3,080,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 11292) Weekly VRDNs (Citibank NA, New York LIQ), 0.290%, 2/3/2011	3,080,000
8,700,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.290%, 2/3/2011	8,700,000
11,530,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	11,530,000
1,000,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.380%, 2/3/2011	1,000,000
		TOTAL	253,167,988
		Puerto Rico – 0.5%
1,200,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 2/2/2011	1,200,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	254,367,988
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	194,285
		TOTAL NET ASSETS — 100%	$254,562,273

Securities that are subject to the federal alternative minimum tax (AMT) represent 39.1% of the portfolio as calculated based upon total market value.

2

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.8%	2.2%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $29,620,000 which represented 11.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $29,620,000 which represented 11.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
CP	— Commercial Paper
GTD	— Guaranteed
HFA	— Housing Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
PCFA	— Pollution Control Finance Authority
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

3

Federated New Jersey Municipal Cash Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.7%;1,2
		New Jersey – 92.3%
$4,689,000		Allamuchy Township, NJ, 1.75% BANs, 7/18/2011	4,698,530
4,000,000		Bloomfield Township, NJ, 1.75% BANs, 7/21/2011	4,008,276
2,439,805		Boonton, NJ, 1.50% BANs, 11/23/2011	2,451,518
2,330,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/1/2011	2,330,000
2,718,550		Colts Neck Township, NJ, (Series 2010A), 1.50% BANs, 8/17/2011	2,729,467
3,000,000		Cranford Township, NJ, 1.50% BANs, 2/3/2012	3,019,260
3,146,000		Edgewater, NJ, 1.50% BANs, 8/12/2011	3,157,483
4,573,850		Elmwood Park, NJ, 1.50% BANs, 8/12/2011	4,590,545
2,400,000		Flemington Borough, NJ, 1.50% BANs, 4/7/2011	2,402,413
3,749,724		Flemington Borough, NJ, 1.50% BANs, 7/22/2011	3,758,494
1,634,431		Hillsborough Township, NJ, 1.50% BANs, 12/9/2011	1,639,933
3,011,150		Little Egg Harbor Township, NJ, 1.50% BANs, 2/11/2011	3,011,599
5,000,000		Lodi, NJ, 1.75% BANs, 1/13/2012	5,023,384
1,062,000		Lopatcong, NJ, 1.50% BANs, 4/13/2011	1,062,715
3,000,000		Middle Township, NJ, 1.28% BANs, 12/16/2011	3,000,000
2,227,751		Millstone Township, NJ, 1.50% BANs, 9/28/2011	2,234,962
4,269,000		Monmouth Beach, NJ, 1.50% BANs, 10/21/2011	4,286,283
3,000,000		Montclair Township, NJ, 1.50% BANs, 12/15/2011	3,012,880
3,075,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.550%, 2/3/2011	3,075,000
12,350,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank LOC), 1.700%, 2/3/2011	12,350,000
185,000		New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC), 0.540%, 2/3/2011	185,000
2,000,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wells Fargo Bank, N.A. LOC), 0.340%, 2/2/2011	2,000,000
14,000,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/2/2011	14,000,000
5,220,000		New Jersey EDA, (Series 2000) Daily VRDNs (Rose Hill Associates LLC)/(TD Bank, N.A. LOC), 0.430%, 2/4/2011	5,220,000
2,150,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Geriatric Services Housing Corp., Inc. — (CNJJHA Assisted Living))/(Banco Santander, S.A. LOC), 0.310%, 2/2/2011	2,150,000
6,465,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.550%, 2/2/2011	6,465,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 0.540%, 2/4/2011	1,500,000
2,120,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 0.390%, 2/3/2011	2,120,000
4,210,000		New Jersey EDA, Courthouse Convalescent and Rehabilitation Center and Eastern Shore Nursing and Rehabilitation (Series 2008B) Weekly VRDNs (Cascade Corp.)/(Bank of America N.A. LOC), 0.300%, 2/2/2011	4,210,000
16,500,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series V-2) Weekly VRDNs (Dexia Credit Local LOC), 0.330%, 2/2/2011	16,500,000
6,355,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Stamato Realty LLC)/(Comerica Bank LOC), 0.640%, 2/3/2011	6,355,000
6,225,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.420%, 2/3/2011	6,225,000
7,820,000	[3,4]	New Jersey Health Care Facilities Financing Authority, ROCs (Series 11626) Weekly VRDNs (Hackensack University Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.330%, 2/3/2011	7,820,000
15,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.330%, 2/3/2011	15,000,000
13,995,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.330%, 2/3/2011	13,995,000
4,025,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4660) Weekly VRDNs (Bank of America N.A. LIQ), 0.420%, 2/3/2011	4,025,000
9,000,000	[3,4]	New Jersey State Housing and Mortgage Finance Agency, EAGLES (Series 2010-0001) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 2/3/2011	9,000,000
1

Principal Amount			Value
$30,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 2/3/2011	30,000,000
2,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 2/3/2011	2,000,000
5,000,000	[3,4]	New Jersey State, PUTTERs (Series 3808) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.270%, 2/1/2011	5,000,000
9,300,000		New Jersey Turnpike Authority, (Series 2003C-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.330%, 2/2/2011	9,300,000
15,000,000	[3,4]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs (GTD by Citibank NA New York), 0.540%, 2/3/2011	15,000,000
4,000,000		Oakland Borough, NJ, 1.50% BANs, 2/11/2011	4,000,870
5,840,000	[3,4]	Port Authority of New York and New Jersey, P-FLOATs (Series PT-3560) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.490%, 2/3/2011	5,840,000
3,990,000		River Vale, NJ, 1.50% BANs, 5/27/2011	4,000,021
4,336,981		Roselle, NJ, 1.50% BANs, 3/17/2011	4,340,090
11,765,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.300%, 2/3/2011	11,765,000
3,526,710		Wall Township, NJ, 1.50% BANs, 6/15/2011	3,533,883
1,210,000		Westampton, NJ, 1.50% BANs, 3/30/2011	1,210,466
2,294,000		Westwood, NJ, 1.50% BANs, 5/4/2011	2,298,336
		TOTAL	286,901,408
		New York – 5.3%
2,640,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly VRDNs, 0.350%, 2/3/2011	2,640,000
1,020,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly VRDNs, 0.430%, 2/3/2011	1,020,000
4,145,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 2912Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.390%, 2/3/2011	4,145,000
5,600,000	[3,4]	Port Authority of New York and New Jersey, ROCs (Series 11743) Weekly VRDNs (Citibank NA, New York LIQ), 0.350%, 2/3/2011	5,600,000
3,000,000	[3,4]	Port Authority of New York and New Jersey, Solar Eclipse (Series 2006-0116) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	3,000,000
		TOTAL	16,405,000
		Puerto Rico – 2.1%
6,625,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 2/3/2011	6,625,000
		TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	309,931,408
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	1,063,727
		TOTAL NET ASSETS — 100%	$310,995,135

Securities that are subject to the federal alternative minimum tax (AMT) represent 31.2% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $138,815,000, which represented 44.6% of total net assets.

2

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $138,815,000, which represented 44.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
EDA	— Economic Development Authority
GTD	— Guaranteed
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds
3

Federated New York Municipal Cash Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 98.6%;1,2
		New York – 98.0%
$5,732,118		Adirondack, NY CSD, 1.75% BANs, 6/30/2011	5,748,453
3,000,000		Albany, NY IDA, (Series 2001A) Weekly VRDNs (Daughters of Sarah Housing Company, Inc.)/(Key Bank, N.A. LOC), 0.950%, 2/3/2011	3,000,000
14,000,000		Altmar-Parish-Williamstown, NY CSD, 2.00% BANs, 7/15/2011	14,043,467
14,470,100		Auburn, NY, (Series 2010A), 1.50% BANs, 6/3/2011	14,500,266
8,890,000		Bath, NY CSD, 1.75% BANs, 6/15/2011	8,914,201
1,490,000		Broome County, NY IDA, (Series 2008B) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 2/3/2011	1,490,000
7,100,000		Broome County, NY IDA, (Series 2008C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 2/3/2011	7,100,000
7,200,000		Campbell Savona, NY, CSD, 1.75% BANs, 6/24/2011	7,219,520
14,000,000		Cattaraugus-Little Valley, NY CSD, (Series 2010A), 1.75% BANs, 6/16/2011	14,038,421
8,050,180		Cherry Valley-Springfield, NY CSD, 1.50% BANs, 4/15/2011	8,059,754
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 2/3/2011	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2009-71) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/ (State Street Bank and Trust Co. LOC), 0.320%, 2/3/2011	30,945,000
6,855,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC), 0.950%, 2/3/2011	6,855,000
12,648,704		East Bloomfield, NY CSD, 1.75% BANs, 6/24/2011	12,680,518
4,155,000		Eden, NY, 1.50% BANs, 3/17/2011	4,155,000
15,835,000		Elmira, NY City School District, 1.50% BANs, 10/19/2011	15,905,386
3,300,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 0.750%, 2/3/2011	3,300,000
5,000,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 2/3/2011	5,000,000
2,788,000		Freeport, NY, (Series 2010A), 1.75% BANs, 5/13/2011	2,794,496
8,000,000		Lockport, NY City School District, (Series 2010A), 1.50% BANs, 8/11/2011	8,024,893
45,250,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.330%, 2/2/2011	45,250,000
13,600,000		Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 2/2/2011	13,600,000
37,880,000		Long Island Power Authority, NY, (Series 3A) Weekly VRDNs (GTD by JPMorgan Chase Bank, N.A. and Landesbank Baden-Wurttemberg LOCs), 0.330%, 2/2/2011	37,880,000
19,125,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-J) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 2/7/2011	19,125,000
7,105,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.390%, 2/3/2011	7,105,000
14,000,000		Malone, NY CSD, 1.20% BANs, 7/8/2011	14,000,000
8,620,000		McGraw, NY CSD, 1.75% BANs, 7/8/2011	8,640,133
1,480,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.470%, 2/3/2011	1,480,000
4,300,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 2/3/2011	4,300,000
8,860,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 2/3/2011	8,860,000
15,000,000		Nassau County, NY, (Series 2011B), 2.00% TANs, 9/15/2011	15,078,194
4,385,000		New York City Capital Resource Corp., Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs (Cobble Hill Health Center, Inc.)/(Bank of America N.A. LOC), 0.510%, 2/3/2011	4,385,000
100,580,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/ (RBS Citizens Bank N.A. LOC), 0.300%, 2/2/2011	100,580,000

Principal Amount			Value
$9,535,000	[3,4]	New York City Housing Development Corp., Floater Certificates (Series 2008-2899) Weekly VRDNs (Morgan Stanley Bank LIQ), 0.310%, 2/3/2011	9,535,000
7,300,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/2/2011	7,300,000
21,950,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 2/3/2011	21,950,000
11,270,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance Abuse at Columbia University)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/3/2011	11,270,000
1,030,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.470%, 2/3/2011	1,030,000
5,465,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.320%, 2/3/2011	5,465,000
4,805,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.320%, 2/3/2011	4,805,000
6,000,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 2/3/2011	6,000,000
1,730,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.370%, 2/3/2011	1,730,000
6,000,000		New York City, NY Municipal Water Finance Authority, (Series 2000C) Daily VRDNs (Dexia Credit Local LIQ), 0.290%, 2/1/2011	6,000,000
29,140,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Dexia Credit Local LIQ), 0.300%, 2/1/2011	29,140,000
65,700,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.300%, 2/2/2011	65,700,000
25,930,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-A) Daily VRDNs (Dexia Credit Local LIQ), 0.290%, 2/1/2011	25,930,000
11,885,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-F) Daily VRDNs (GTD by Bayerische Landesbank LIQ), 0.320%, 2/1/2011	11,885,000
8,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.320%, 2/1/2011	8,000,000
53,085,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 2/2/2011	53,085,000
23,460,000		New York City, NY, (2004 Series H-5) Weekly VRDNs (Dexia Credit Local LOC), 0.300%, 2/2/2011	23,460,000
15,000,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.300%, 2/2/2011	15,000,000
16,000,000		New York City, NY, (Fiscal 2006 Subseries F-4A) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.280%, 2/3/2011	16,000,000
4,000,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.280%, 2/3/2011	4,000,000
17,910,000		New York City, NY, (Fiscal 2008 Subseries J-5) Daily VRDNs (Dexia Credit Local LIQ), 0.310%, 2/1/2011	17,910,000
22,315,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.300%, 2/1/2011	22,315,000
27,400,000		New York City, NY, (Fiscal 2008 Subseries J-7) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.310%, 2/3/2011	27,400,000
5,000,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 0.310%, 2/1/2011	5,000,000
19,500,000		New York City, NY, (Series 1995B-B4) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.290%, 2/2/2011	19,500,000
6,800,000		New York City, NY, (Series 2006F-4B) Weekly VRDNs (Union Bank, N.A. LOC), 0.300%, 2/3/2011	6,800,000
7,080,000	[3,4]	New York City, NY, ROCs (Series 11685) Weekly VRDNs (Citibank NA, New York LIQ), 0.290%, 2/3/2011	7,080,000
26,770,000	[3,4]	New York Convention Center Development Corp., Floater Certificates (Series 2008-2364) Weekly VRDNs (GTD by Morgan Stanley)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.290%, 2/3/2011	26,770,000
5,945,000		New York Liberty Development Corporation, (Series 2009B) Weekly VRDNs (World Trade Center)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/3/2011	5,945,000
6,000,000		New York State Dormitory Authority, (Series 2002A-2) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 2/3/2011	6,000,000
10,780,000	[3,4]	New York State Dormitory Authority, ROCs (Series 11627) Weekly VRDNs (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 2/3/2011	10,780,000
21,000,000		New York State Energy Research & Development Authority, (Series 2005A-2) Weekly VRDNs (Consolidated Edison Co.)/(Mizuho Bank Ltd. LOC), 0.270%, 2/2/2011	21,000,000
7,800,000		New York State HFA, (2010 Series A) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.370%, 2/2/2011	7,800,000
3,000,000		New York State HFA, 29 Flatbush Avenue Housing Revenue Bonds (Series 2010A) Weekly VRDNs (Bank of America N.A. LOC), 0.280%, 2/2/2011	3,000,000
26,000,000		New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.300%, 2/2/2011	26,000,000

Principal Amount			Value
$4,600,000		New York State HFA, 8 East 102nd Street Housing (Series 2010A) Weekly VRDNs (Bank of America N.A. LOC), 0.270%, 2/2/2011	4,600,000
19,225,000	[3,4]	New York State HFA, ROCs (Series 13103) Weekly VRDNs (Citibank NA, New York LIQ), 0.300%, 2/3/2011	19,225,000
3,000,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.310%, 2/2/2011	3,000,000
4,420,000		New York State HFA, Service Contract Revenue Refunding Bonds (Series 2003L) Weekly VRDNs (Bank of America N.A. LOC), 0.270%, 2/2/2011	4,420,000
3,000,000		New York State Local Government Assistance Corp., (Series 1995C) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.290%, 2/2/2011	3,000,000
32,750,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 2/2/2011	32,750,000
15,100,000		New York State Mortgage Agency, (Series 159) Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 2/2/2011	15,100,000
20,000,000	[3,4]	New York State Thruway Authority, Floater Certificates (Series 2008-3134X) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank LIQ), 0.290%, 2/3/2011	20,000,000
5,670,000		Odessa-Montour, NY CSD, 1.50% BANs, 6/17/2011	5,680,444
8,053,850		Oneida, NY City School District, 1.25% BANs, 10/28/2011	8,083,290
1,500,000		Ontario County, NY Industrial Development Agency, (Series 2003A) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 0.670%, 2/2/2011	1,500,000
5,565,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 0.670%, 2/2/2011	5,565,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 2/3/2011	5,000,000
10,230,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 0.670%, 2/3/2011	10,230,000
10,000,000		Penn-Yan, NY CSD, 1.50% BANs, 6/17/2011	10,027,723
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 0.350%, 2/3/2011	4,575,000
1,485,000	[3,4]	Port Authority of New York and New Jersey, Solar Eclipse (Series 2006-0116) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.280%, 2/3/2011	1,485,000
9,000,000		Pulaski, NY CSD, 1.75% BANs, 6/30/2011	9,021,823
4,160,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 2/3/2011	4,160,000
14,975,000		Saratoga County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Saratoga Hospital Obligated Group)/(HSBC Bank USA LOC), 0.280%, 2/3/2011	14,975,000
13,625,264		Schenectady, NY City School District, 1.75% BANs, 5/27/2011	13,662,269
9,905,000		Silver Creek, NY CSD, 1.50% BANs, 6/16/2011	9,929,319
10,300,000		St. Lawrence County, NY IDA, (Series 2006) Weekly VRDNs (Claxton-Hepburn Medical Center)/(Key Bank, N.A. LOC), 0.950%, 2/3/2011	10,300,000
5,930,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 0.750%, 2/3/2011	5,930,000
13,045,000		Tompkins County, NY IDA, (Series 2002A) Weekly VRDNs (Cornell University)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 2/3/2011	13,045,000
10,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-2) Weekly VRDNs (Dexia Credit Local LIQ), 0.320%, 2/3/2011	10,000,000
18,135,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 2/2/2011	18,135,000
37,270,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Lloyds TSB Bank PLC, London LIQ), 0.280%, 2/2/2011	37,270,000
5,000,000		Waverly, NY CSD, 1.75% BANs, 6/30/2011	5,012,090
3,655,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 2/3/2011	3,655,000
17,000,000		Whitney Point, NY CSD, 1.75% BANs, 7/8/2011	17,036,050
		TOTAL	1,356,140,710

Principal Amount		Value
	Puerto Rico – 0.6%
$8,100,000	Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 2/2/2011	8,100,000
	TOTAL MUNICIPAL INVESTMENTS — 98.6% (AT AMORTIZED COST)[5]	1,364,240,710
	OTHER ASSETS AND LIABILITIES - NET — 1.4%[6]	19,353,424
	TOTAL NET ASSETS — 100%	$1,383,594,134

At January 31, 2011, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $165,945,000, which represented 12.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $165,945,000, which represented 12.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CSD	— Central School District
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
VRDNs	— Variable Rate Demand Notes

Federated Ohio Municipal Cash Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%;1,2
		Ohio – 99.8%
$1,175,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.310%, 2/3/2011	1,175,000
2,000,000		Akron, OH, (Series B), 1.125% BANs, 12/8/2011	2,008,850
4,900,000		Allen County, OH, (Series 1998) Weekly VRDNs (YMCA of Lima, Ohio)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	4,900,000
4,400,000		Allen County, OH, (Series 2008A) Daily VRDNs (Catholic Healthcare Partners)/(Bank of America N.A. LOC), 0.290%, 2/1/2011	4,400,000
3,000,000		Ashtabula County, OH, 1.15% BANs, 5/26/2011	3,003,251
4,035,000		Blue Ash, OH, (Series 2008) Weekly VRDNs (Ursuline Academy of Cincinnati)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	4,035,000
1,900,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	1,900,000
5,000,000		Butler County, OH, 0.65% BANs, 8/4/2011	5,000,000
5,130,000	[3,4]	Cleveland, OH Airport System, SPEARs (Series DBE-570) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 2/3/2011	5,130,000
4,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2010), 2.00% BANs, 7/28/2011	4,024,109
1,270,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 0.830%, 2/3/2011	1,270,000
2,030,000		Cuyahoga County, OH Health Care Facilities, (Series 2006) Weekly VRDNs (Visiting Nurse Association Healthcare Partners of Ohio)/(PNC Bank, N.A. LOC), 0.290%, 2/3/2011	2,030,000
13,165,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/3/2011	13,165,000
3,945,000		Cuyahoga County, OH, (Series 2003) Weekly VRDNs (Magnificat High School)/(Fifth Third Bank, Cincinnati LOC), 0.720%, 2/3/2011	3,945,000
2,895,000		Cuyahoga County, OH, (Series 2008) Weekly VRDNs (Cleveland Hearing and Speech Center)/(Key Bank, N.A. LOC), 0.800%, 2/3/2011	2,895,000
3,200,000		Dover, OH, 1.25% BANs, 3/31/2011	3,202,787
2,740,000		Dover, OH, 1.50% BANs, 3/31/2011	2,743,685
1,825,000		Dublin, OH City School District, 1.00% BANs, 12/8/2011	1,832,396
8,300,000		Evendale, OH, SHV Real Estate Weekly VRDNs (Nucor Corp.), 0.410%, 2/2/2011	8,300,000
2,767,000		Fairborn, OH, 1.25% BANs, 4/19/2011	2,769,891
1,340,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.310%, 2/3/2011	1,340,000
4,485,000		Franklin County, OH Health Care Facilities, (Series 2010A) Weekly VRDNs (Ohio State University Physicians, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	4,485,000
970,000		Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 1.400%, 2/1/2011	970,000
461,000		Green City, OH, (Series A), 1.50% BANs, 7/7/2011	462,269
1,080,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 2/3/2011	1,080,000
6,360,000		Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	6,360,000
3,050,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.290%, 2/3/2011	3,050,000
385,000		Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.410%, 2/3/2011	385,000
7,460,000		Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	7,460,000
465,000		Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 2/2/2011	465,000
1,270,000		Kent, OH, 1.25% BANs, 10/12/2011	1,274,802
1,180,000		Kirtland, OH, 1.25% BANs, 7/21/2011	1,183,001
2,200,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 0.590%, 2/3/2011	2,200,000
5,365,000		Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(PNC Bank, N.A. LOC), 0.570%, 2/3/2011	5,365,000
8,305,000		Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 2/3/2011	8,305,000
755,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 0.690%, 2/3/2011	755,000
4,150,000		Marion, OH, 1.25% BANs, 7/21/2011	4,157,648
1

Principal Amount			Value
$1,500,000		Mayfield Heights, OH, 1.25% BANs, 8/18/2011	1,502,417
4,500,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/3/2011	4,500,000
2,090,000		Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC), 0.800%, 2/3/2011	2,090,000
8,750,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.370%, 2/2/2011	8,750,000
1,500,000		Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.370%, 2/2/2011	1,500,000
2,925,000		Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.360%, 2/3/2011	2,925,000
20,000,000		Montgomery County, OH, (Series 2008B), 0.32% CP (Miami Valley Hospital), Mandatory Tender 2/22/2011	20,000,000
3,650,000		Niles, OH, 1.25% BANs, 11/9/2011	3,665,343
10,165,000		North Canton, OH, (Series 2007) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 0.570%, 2/3/2011	10,165,000
2,430,000		North Canton, OH, (Series 2007A) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 0.570%, 2/3/2011	2,430,000
1,600,000		Oakwood City, OH, 1.125% BANs, 3/10/2011	1,600,361
3,025,000		Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 0.290%, 2/2/2011	3,025,000
2,500,000		Ohio State Air Quality Development Authority, (Series 2009B) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.280%, 2/2/2011	2,500,000
2,000,000		Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.270%, 2/3/2011	2,000,000
3,415,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.390%, 2/2/2011	3,415,000
10,000,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 2/3/2011	10,000,000
2,448,660		Painesville, OH, (Series 1), 2.00% BANs, 3/10/2011	2,451,117
1,225,000		Painesville, OH, 2.00% BANs, 8/9/2011	1,232,550
3,085,000		Parma Heights, OH, 1.25% BANs, 9/1/2011	3,092,996
1,575,000		Parma, OH, 1.25% BANs, 10/25/2011	1,580,122
1,146,000		Paulding County, OH, (Series A), 2.00% BANs, 9/7/2011	1,152,434
480,000		Paulding County, OH, (Series B), 2.00% BANs, 9/7/2011	482,408
1,530,000		Sandusky, OH, (Series -1), 0.95% BANs, 10/13/2011	1,532,640
1,750,000		South Euclid, OH, 1.50% BANs, 9/28/2011	1,760,824
4,445,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(Bank of New York Mellon LOC), 0.350%, 2/3/2011	4,445,000
2,600,000		Streetsboro, OH, (Series 2011), 1.40% BANs, 1/26/2012	2,613,937
495,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.670%, 2/2/2011	495,000
1,830,000		Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 0.590%, 2/3/2011	1,830,000
1,865,000		Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 0.830%, 2/2/2011	1,865,000
2,395,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 0.590%, 2/3/2011	2,395,000
320,000		Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 0.690%, 2/3/2011	320,000
1,110,000		Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 0.590%, 2/3/2011	1,110,000
4,850,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.670%, 2/3/2011	4,850,000
2,650,000		Tipp City, OH, 1.50% BANs, 2/22/2011	2,651,134
6,700,000		Toledo-Lucas County, OH Port Authority Weekly VRDNs (Roman Catholic Diocese of Toledo)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	6,700,000
3,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.550%, 2/3/2011	3,000,000
1,140,000		Trumbull County, OH Sewer District, 2.25% BANs, 3/21/2011	1,142,258
460,000		Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC), 1.750%, 2/3/2011	460,000
2,501,000		University Heights, OH, 1.50% BANs, 5/4/2011	2,504,429
5,000,000		University of Cincinnati, OH, (Series H), 2.00% BANs, 12/16/2011	5,064,994
1,065,000		Village of South Lebanon, OH, (Series 2003B) Weekly VRDNs (Pedcor Investments-2003-LX LP)/(FHLB of Cincinnati LOC), 0.350%, 2/3/2011	1,065,000
2,435,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.460%, 2/3/2011	2,435,000
2

Principal Amount		Value
$12,675,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/4/2011	12,675,000
2,920,000	Willowick, OH, 1.35% BANs, 3/9/2011	2,920,996
	TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	280,923,649
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	565,095
	TOTAL NET ASSETS — 100%	$281,488,744

Securities that are subject to the federal alternative minimum tax (AMT) represent 21.2% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $15,130,000, which represented 5.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $15,130,000, which represented 5.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

3

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IDRB(s)	— Industrial Development Revenue Bond(s)
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes

4

Federated Pennsylvania Municipal Cash Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.5%;1,2
		Pennsylvania – 99.5%
$1,360,000		Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 2/3/2011	1,360,000
1,390,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 2/4/2011	1,390,000
260,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.310%, 2/3/2011	260,000
2,150,000		Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 2/3/2011	2,150,000
540,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 2/3/2011	540,000
1,200,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.470%, 2/2/2011	1,200,000
4,300,000		Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.290%, 2/3/2011	4,300,000
11,995,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 2/3/2011	11,995,000
3,200,000		Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.410%, 2/2/2011	3,200,000
745,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(Bank of America N.A. LOC), 0.540%, 2/3/2011	745,000
2,210,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.480%, 2/4/2011	2,210,000
10,000,000		Chartiers Valley, PA Industrial & Commercial Development Authority, (Series 2000B) Weekly VRDNs (Asbury Heights)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 2/3/2011	10,000,000
795,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	795,000
33,325,000		Dallastown Area School District, PA, (Series of 2010) VRNs, 1.530%, 4/1/2011	33,387,893
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.340%, 2/2/2011	1,600,000
605,000		Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 2/4/2011	605,000
4,645,000		Dauphin County, PA IDA, EDRBs (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.340%, 2/2/2011	4,645,000
5,745,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.290%, 2/3/2011	5,745,000
1,510,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(TD Bank, N.A. LOC), 0.490%, 2/3/2011	1,510,000
9,880,000	[3,4]	Franklin County, PA IDA, Stage Trust (Series 2010-01C), 0.370% TOBs (Chambersburg Hospital)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ) Mandatory Tender 5/12/2011	9,880,000
8,405,000		Governor Mifflin, PA School District, (Series of 2010) Weekly VRDNs (RBS Citizens Bank N.A. LOC), 0.440%, 2/3/2011	8,405,000
11,390,000		Hamburg, PA Area School District, (Series 2010) VRNs, 1.530%, 2/1/2011	11,414,015
125,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	125,000
13,885,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.700%, 2/3/2011	13,885,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank LOC), 1.700%, 2/3/2011	1,425,000
300,000		Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	300,000
1,060,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.510%, 2/3/2011	1,060,000
5,000,000		Lock Haven, PA, (Series A), 1.50% TRANs, 12/15/2011	5,036,645
6,835,000	[3,4]	Luzerne County, PA IDA, P-FLOATs (Series PT-4569) Weekly VRDNs (Hilltop-Edwardsville LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.390%, 2/3/2011	6,835,000
5,000,000	[3,4]	Luzerne County, PA IDA, ROCs (Series 11691) Weekly VRDNs (Pennsylvania American Water Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.350%, 2/3/2011	5,000,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.410%, 2/3/2011	16,000,000
5,000,000		Nazareth Area School District, PA Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 2/3/2011	5,000,000
1

Principal Amount			Value
$11,535,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.450%, 2/3/2011	11,535,000
1,900,000		Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank LOC), 1.900%, 2/3/2011	1,900,000
18,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (Series 1) Weekly VRDPs (GTD by Citibank NA, New York), 0.540%, 2/3/2011	18,000,000
100,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(RBS Citizens Bank N.A. LOC), 0.490%, 2/3/2011	100,000
1,800,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.540%, 2/2/2011	1,800,000
11,000,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.440%, 2/4/2011	11,000,000
3,780,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2006-B13) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	3,780,000
5,605,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	5,605,000
275,000	[3,4]	Pennsylvania HFA, PUTTERs (Series 1213B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.400%, 2/3/2011	275,000
10,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.370%, 2/2/2011	10,000,000
4,900,000		Pennsylvania State Higher Education Facilities Authority, (Series A of 2008) Weekly VRDNs (St. Joseph's University)/(TD Bank, N.A. LOC), 0.260%, 2/2/2011	4,900,000
5,315,000	[3,4]	Pennsylvania State Public School Building Authority, DCL Floater Certificates (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 2/3/2011	5,315,000
4,740,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.350%, 2/1/2011	4,740,000
11,025,000	[3,4]	Philadelphia, PA Municipal Authority, Stage Trust (Series 2009-36C), 0.40% TOBs (Philadelphia, PA)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/24/2011	11,025,000
5,000,000		Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	5,026,351
2,775,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(Bank of America N.A. LOC), 0.580%, 2/3/2011	2,775,000
1,400,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 2/4/2011	1,400,000
165,000		Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.290%, 2/3/2011	165,000
2,480,000		Wallingford Swarthmore, PA School District, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 2/3/2011	2,480,000
2,670,000		York County, PA IDA, (Series 2007) Weekly VRDNs (Weldon Machine Tool, Inc.)/(Fulton Bank LOC), 2.100%, 2/3/2011	2,670,000
2,025,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 2/4/2011	2,025,000
2,500,000		York County, PA IDA, LO Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 0.440%, 2/3/2011	2,500,000
		TOTAL MUNICIPAL INVESTMENTS — 99.5% (AT AMORTIZED COST)[5]	281,019,904
		OTHER ASSETS AND LIABILITIES - NET — 0.5%[6]	1,279,767
		TOTAL NET ASSETS — 100%	$282,299,671

Securities that are subject to the federal alternative minimum tax (AMT) represent 35.4% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $65,715,000 which represented 23.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $65,715,000 which represented 23.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds
VRNs	— Variable Rate Notes
3

Federated Virginia Municipal Cash Trust

Portfolio of Investments

January 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.0%;1,2
		Virginia – 98.3%
$2,850,000		Albemarle County, VA EDA, (Series 2008C) Daily VRDNs (Martha Jefferson Hospital)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/1/2011	2,850,000
3,515,000		Alexandria, VA IDA, (Series 2000) Weekly VRDNs (Alexandria County Day School)/(PNC Bank, N.A. LOC), 0.280%, 2/2/2011	3,515,000
4,380,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.290%, 2/3/2011	4,380,000
13,055,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.290%, 2/3/2011	13,055,000
2,300,000		Amherst County, VA EDA, (Series 2007) Weekly VRDNs (Rech Properties, LLC)/(Branch Banking & Trust Co. LOC), 0.480%, 2/3/2011	2,300,000
1,120,000		Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.960%, 2/2/2011	1,120,000
9,585,000		Arlington County, VA IDA, (Series 2005) Weekly VRDNs (Gates of Ballston Apartments)/(RBC Bank (USA) LOC), 0.440%, 2/2/2011	9,585,000
11,800,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(Citibank NA, New York LOC), 0.300%, 2/1/2011	11,800,000
1,220,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.960%, 2/2/2011	1,220,000
19,500,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.220%, 2/3/2011	19,500,000
6,000,000		Capital Beltway Funding Corporation, VA, (Series D) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.230%, 2/3/2011	6,000,000
3,055,000		Chesapeake Bay Bridge & Tunnel District, VA, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	3,055,000
7,075,000		Chesapeake, VA Hospital Authority, (Series 2001A) Weekly VRDNs (Chesapeake General Hospital)/(FHLB of Atlanta LOC), 0.270%, 2/2/2011	7,075,000
3,000,000		Chesapeake, VA, 5.50% Bonds, 12/1/2011	3,127,524
2,500,000		Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.), 0.470%, 2/3/2011	2,500,000
3,475,000		Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/(Bank of America N.A. LOC), 1.000%, 2/3/2011	3,475,000
4,400,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/3/2011	4,400,000
3,830,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/2/2011	3,830,000
6,880,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 2/4/2011	6,880,000
8,000,000		Fairfax County, VA IDA, (Inova Health System), (Series 2010A-1), 0.410%, 2/3/2011	8,000,000
4,700,000		Fairfax County, VA IDA, (Series 1988D) Weekly VRDNs (Inova Health System)/(Branch Banking & Trust Co. LIQ), 0.270%, 2/2/2011	4,700,000
10,965,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/(TD Bank, N.A. LIQ), 0.260%, 2/2/2011	10,965,000
7,380,000		Fairfax County, VA IDA, (Series 2005A-2) Daily VRDNs (Inova Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 2/1/2011	7,380,000
11,010,000		Fairfax County, VA IDA, (Series 2005C-1) Daily VRDNs (Inova Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 2/1/2011	11,010,000
14,805,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.260%, 2/2/2011	14,805,000
7,045,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.290%, 2/3/2011	7,045,000
3,580,000		Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank NA, New York LOC), 0.310%, 2/2/2011	3,580,000
11,860,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.360%, 2/3/2011	11,860,000
4,250,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Highland School, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	4,250,000
14,745,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.250%, 2/3/2011	14,745,000
3,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.35% CP (Virginia Electric & Power Co.), Mandatory Tender 3/4/2011	3,000,000
4,880,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.360%, 2/3/2011	4,880,000
9,300,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.280%, 2/2/2011	9,300,000
4,200,000		Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Citibank NA, New York LOC), 0.280%, 2/2/2011	4,200,000
33,060,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.280%, 2/2/2011	33,060,000
1

Principal Amount			Value
$1,500,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	1,500,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.330%, 2/3/2011	7,500,000
1,655,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	1,655,000
11,135,000		Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	11,135,000
25,200,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 0.380%, 2/2/2011	25,200,000
1,230,000		James City County, VA IDA, (Series 2002) Weekly VRDNs (CMCP Williamsburg LLC)/(FNMA LOC), 0.290%, 2/3/2011	1,230,000
11,040,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/3/2011	11,040,000
4,000,000		Loudoun County, VA IDA, (Series 2003A) Weekly VRDNs (Howard Hughes Medical Institute), 0.240%, 2/2/2011	4,000,000
1,150,000		Loudoun County, VA IDA, (Series 2003B) Weekly VRDNs (Howard Hughes Medical Institute), 0.240%, 2/2/2011	1,150,000
9,000,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.250%, 2/2/2011	9,000,000
14,795,000		Loudoun County, VA IDA, (Series 2003F) Weekly VRDNs (Howard Hughes Medical Institute), 0.250%, 2/2/2011	14,795,000
8,655,000		Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wells Fargo Bank, N.A. LOC), 0.290%, 2/3/2011	8,655,000
12,635,000		Loudoun County, VA IDA, (Series 2008) Weekly VRDNs (Loudoun Country Day School)/(PNC Bank, N.A. LOC), 0.250%, 2/3/2011	12,635,000
6,000,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	6,000,000
7,100,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	7,100,000
6,500,000		Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.750%, 2/1/2011	6,500,000
12,700,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.320%, 2/3/2011	12,700,000
14,835,000		Montgomery County, VA IDA, (Series 2005) Daily VRDNs (Virginia Tech Foundation)/(Bank of America N.A. LOC), 0.270%, 2/1/2011	14,835,000
1,650,000		New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 0.960%, 2/2/2011	1,650,000
8,835,000		Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC), 0.360%, 2/3/2011	8,835,000
10,910,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), (Series 2010B) MVRENs 7 Month Window, 0.410%, 2/3/2011	10,910,000
5,620,000		Norfolk, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Citibank NA, New York LOC), 0.280%, 2/2/2011	5,620,000
4,330,000		Norfolk, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(Bank of America N.A. LOC), 0.290%, 2/2/2011	4,330,000
9,560,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.360%, 2/3/2011	9,560,000
16,000,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.320%, 2/1/2011	16,000,000
34,075,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.310%, 2/2/2011	34,075,000
7,890,000		Prince William County, VA IDA, (Series 2007) Weekly VRDNs (Mediatech, Inc.)/(Branch Banking & Trust Co. LOC), 0.380%, 2/3/2011	7,890,000
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 0.360%, 2/3/2011	695,000
4,875,000	[3,4]	Richmond, VA Public Utility, ROCs (Series 11262) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.290%, 2/3/2011	4,875,000
1,520,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC), 0.960%, 2/2/2011	1,520,000
7,685,000	[3,4]	Roanoke County, VA IDA, P-FLOATs (Series PT-4687) Weekly VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.410%, 2/3/2011	7,685,000
2,450,000		Roanoke, VA IDA, (Series 2005B), 3.00% Bonds (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS), 7/1/2011	2,472,388
20,325,000		Russell County, VA IDA, (Series 2008B) Weekly VRDNs (Mountain States Health Alliance)/(U.S. Bank, N.A. LOC), 0.320%, 2/2/2011	20,325,000
2,740,000		Salem, VA IDA, (Series 2008) Weekly VRDNs (Oak Park Apartments, L.P.)/(FNMA LOC), 0.300%, 2/3/2011	2,740,000
975,000		Suffolk, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (North Beach Apartments, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 2/3/2011	975,000
1,045,000		Surry County, VA IDA, (Series 2007) Weekly VRDNs (Windsor Mill Properties LLC)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	1,045,000
2,640,000		Sussex County, VA IDA, (Series 2007) Weekly VRDNs (McGill Environmental Systems, Inc.)/(Branch Banking & Trust Co. LOC), 0.380%, 2/3/2011	2,640,000
3,255,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	3,255,000
520,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 2/3/2011	520,000
2

Principal Amount			Value
$2,565,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (ASI-London Bridge LLC)/(SunTrust Bank LOC), 1.010%, 2/2/2011	2,565,000
9,005,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (Virginia Wesleyan College)/(Bank of America N.A. LOC), 0.330%, 2/3/2011	9,005,000
4,745,000	[3,4]	Virginia Beach, VA, PUTTERs (Series 2667) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.290%, 2/3/2011	4,745,000
2,245,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.960%, 2/2/2011	2,245,000
8,100,000		Virginia College Building Authority, (Series B), 0.35% TOBs (University of Richmond), Mandatory Tender 2/1/2011	8,100,000
2,170,000		Virginia Commonwealth University Health System Authority, (Series B) Daily VRDNs (Wells Fargo Bank, N.A. LOC), 0.280%, 2/1/2011	2,170,000
1,900,000	[3,4]	Virginia Resources Authority, (Series 2011 FR/RI-1W) Weekly VRDNs (Virginia State Clean Water Revolving Fund)/(Barclays Bank PLC LIQ), 0.300%, 2/3/2011	1,900,000
1,210,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC), 0.750%, 2/2/2011	1,210,000
300,000		Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	300,000
5,000,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.260%, 2/3/2011	5,000,000
9,000,000		Virginia Small Business Financing Authority, (Series 2010) Weekly VRDNs (Bon Secours Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2011	9,000,000
6,650,000	[3,4]	Virginia Small Business Financing Authority, PUTTERs (Series 3791Z) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 2/3/2011	6,650,000
6,000,000		Virginia State Housing Development Authority, (Series 2006 D-3), 4.125% Bonds, 10/1/2011	6,137,702
3,810,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	3,810,000
3,240,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B19) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	3,240,000
2,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	2,000,000
4,405,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B22) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	4,405,000
2,030,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Bank of New York Mellon LIQ), 0.360%, 2/2/2011	2,030,000
6,150,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2008-C10) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 2/2/2011	6,150,000
3,162,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC), 0.540%, 2/2/2011	3,162,000
1,500,000		Winchester, VA IDA, (Series 2001) Weekly VRDNs (Northwood Manufacturing)/(Wells Fargo Bank, N.A. LOC), 0.460%, 2/3/2011	1,500,000
1,885,000		Winchester, VA IDA, (Series 2005B) Weekly VRDNs (Westminster-Canterbury of Winchester, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2011	1,885,000
		TOTAL	653,904,614
		Puerto Rico – 1.7%
6,000,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 2/2/2011	6,000,000
5,000,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 2/3/2011	5,000,000
		TOTAL	11,000,000
		TOTAL MUNICIPAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	664,904,614
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	182,530
		TOTAL NET ASSETS — 100%	$665,087,144

Securities that are subject to the federal alternative minimum tax (AMT) represent 15.9% of the portfolio as calculated based upon total market value.

3

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities amounted to $59,535,000, which represented 9.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2011, these liquid restricted securities amounted to $59,535,000, which represented 9.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2011, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

CP	— Commercial Paper
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MMMs	— Money Market Municipals
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCR	— Pollution Control Revenue
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

4

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Money Market Obligations Trust

By                      /S/ Richard A. Novak_

Richard A. Novak
Principal Financial Officer

Date                      March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      March 23, 2011

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 23, 2011